Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

December 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Industrials – 17.2%
Aerospace & Defense – 0.4%
Curtiss-Wright Corp.	15,690	$2,620,073

Air Freight & Logistics – 0.3%
Radiant Logistics, Inc.(a)	343,333	1,747,565

Building Products – 1.7%
Builders FirstSource, Inc.(a)	44,607	2,894,102
Masonite International Corp.(a)	25,120	2,024,923
Simpson Manufacturing Co., Inc.	30,835	2,733,831
UFP Industries, Inc.	48,777	3,865,578

		11,518,434

Commercial Services & Supplies – 0.6%
Tetra Tech, Inc.	26,222	3,807,172

Construction & Engineering – 4.2%
AECOM	46,757	3,971,072
Arcosa, Inc.	48,710	2,646,901
Comfort Systems USA, Inc.	41,314	4,754,415
EMCOR Group, Inc.	39,450	5,842,940
Fluor Corp.(a)	98,370	3,409,504
MasTec, Inc.(a)	38,374	3,274,453
WillScot Mobile Mini Holdings Corp.(a)	84,680	3,824,996

		27,724,281

Electrical Equipment – 0.5%
Regal Rexnord Corp.	26,950	3,233,461

Machinery – 2.4%
Kadant, Inc.	15,600	2,771,028
Oshkosh Corp.	37,740	3,328,291
Shyft Group, Inc. (The)	83,770	2,082,522
Terex Corp.	83,340	3,560,285
Wabash National Corp.	174,181	3,936,490

		15,678,616

Marine – 0.3%
Star Bulk Carriers Corp.	115,790	2,226,642

Professional Services – 3.5%
CACI International, Inc. - Class A(a)	6,426	1,931,591
Insperity, Inc.	40,871	4,642,946
KBR, Inc.	65,224	3,443,827
Kforce, Inc.	54,640	2,995,911
Korn Ferry	73,700	3,730,694
Science Applications International Corp.	24,790	2,749,955
TriNet Group, Inc.(a)	50,230	3,405,594

		22,900,518

Road & Rail – 0.5%
ArcBest Corp.	48,672	3,408,987

Trading Companies & Distributors – 2.8%
Applied Industrial Technologies, Inc.	27,687	3,489,393
Boise Cascade Co.	49,552	3,402,736

Company	Shares	U.S. $ Value

GMS, Inc.(a)	76,551	$3,812,240
MRC Global, Inc.(a)	313,240	3,627,319
Rush Enterprises, Inc. - Class A	81,270	4,248,795

		18,580,483

		113,446,232

Financials – 16.5%

Banks – 8.9%
1st Source Corp.	50,437	2,677,700
Associated Banc-Corp.	193,710	4,472,764
Bancorp, Inc. (The)(a)	136,568	3,875,800
Bank of NT Butterfield & Son Ltd. (The)	46,720	1,392,723
Cathay General Bancorp	68,550	2,796,155
Civista Bancshares, Inc.	141,839	3,121,876
Community Trust Bancorp, Inc.	72,960	3,351,053
First BanCorp./Puerto Rico	290,210	3,691,471
First Citizens BancShares, Inc./NC - Class A	2,873	2,178,768
Great Southern Bancorp, Inc.	44,229	2,631,183
Hilltop Holdings, Inc.	131,056	3,932,991
Home BancShares, Inc./AR	152,270	3,470,233
International Bancshares Corp.	79,390	3,632,886
Northeast Bank	91,941	3,870,716
Republic Bancorp, Inc./KY - Class A	52,740	2,158,121
Synovus Financial Corp.	82,832	3,110,342
Texas Capital Bancshares, Inc.(a)	42,170	2,543,273
Western Alliance Bancorp	38,980	2,321,649
Wintrust Financial Corp.	41,050	3,469,546

		58,699,250

Capital Markets – 1.2%
Evercore, Inc. - Class A	27,032	2,948,651
Houlihan Lokey, Inc.	57,596	5,020,067

		7,968,718

Consumer Finance – 0.8%
Nelnet, Inc. - Class A	39,533	3,587,620
OneMain Holdings, Inc.	49,464	1,647,646

		5,235,266

Equity Real Estate Investment Trusts (REITs) – 0.2%
DiamondRock Hospitality Co.	211,730	1,734,069

Insurance – 2.2%
Assured Guaranty Ltd.	52,060	3,241,256
Hanover Insurance Group, Inc. (The)	24,840	3,356,629
Kinsale Capital Group, Inc.	17,950	4,694,284
Palomar Holdings, Inc.(a)	30,090	1,358,864
Primerica, Inc.	11,890	1,686,240

		14,337,273

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Ellington Financial, Inc.	117,851	1,457,817
PennyMac Mortgage Investment Trust	99,930	1,238,132

		2,695,949

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 2.8%
BankUnited, Inc.	121,229	$4,118,149
Essent Group Ltd.	83,977	3,265,026
MGIC Investment Corp.	266,780	3,468,140
Mr Cooper Group, Inc.(a)	81,490	3,270,193
New York Community Bancorp, Inc.	283,128	2,434,901
PennyMac Financial Services, Inc.	32,538	1,843,603

		18,400,012

		109,070,537

Health Care – 15.7%
Biotechnology – 6.2%
Arcus Biosciences, Inc.(a)	52,120	1,077,842
Arrowhead Pharmaceuticals, Inc.(a)	64,492	2,615,796
Ascendis Pharma A/S (ADR)(a)	10,027	1,224,598
Blueprint Medicines Corp.(a)	33,705	1,476,616
Coherus Biosciences, Inc.(a)	122,049	966,628
Cytokinetics, Inc.(a)	41,160	1,885,951
Denali Therapeutics, Inc.(a)	41,960	1,166,908
Eagle Pharmaceuticals, Inc./DE(a)	22,532	658,610
Emergent BioSolutions, Inc.(a)	27,391	323,488
Erasca, Inc.(a)	128,090	552,068
Gossamer Bio, Inc.(a)	148,270	321,746
Halozyme Therapeutics, Inc.(a)	72,522	4,126,502
Insmed, Inc.(a)	111,981	2,237,380
Intellia Therapeutics, Inc.(a)	42,360	1,477,940
IVERIC bio, Inc.(a)	88,160	1,887,506
Karuna Therapeutics, Inc.(a)	13,714	2,694,801
Legend Biotech Corp. (ADR)(a)	23,550	1,175,616
Mirati Therapeutics, Inc.(a)	13,271	601,309
Natera, Inc.(a)	16,087	646,215
PTC Therapeutics, Inc.(a)	38,020	1,451,223
Recursion Pharmaceuticals, Inc. - Class A(a)	145,540	1,122,113
Relay Therapeutics, Inc.(a)	80,340	1,200,280
Sarepta Therapeutics, Inc.(a)	9,210	1,193,432
Syndax Pharmaceuticals, Inc.(a)	57,120	1,453,704
Twist Bioscience Corp.(a)	25,405	604,893
Ultragenyx Pharmaceutical, Inc.(a)	29,394	1,361,824
Vericel Corp.(a)	54,460	1,434,476
Verve Therapeutics, Inc.(a)	36,270	701,824
Vir Biotechnology, Inc.(a)	75,917	1,921,459
Y-mAbs Therapeutics, Inc.(a)	109,239	533,086
Zentalis Pharmaceuticals, Inc.(a)	34,370	692,212

		40,788,046

Health Care Equipment & Supplies – 3.3%
CONMED Corp.	23,779	2,107,771
Integer Holdings Corp.(a)	49,130	3,363,440
iRhythm Technologies, Inc.(a)	32,415	3,036,313
Lantheus Holdings, Inc.(a)	63,440	3,232,902

Company	Shares	U.S. $ Value

Meridian Bioscience, Inc.(a)	98,264	$3,263,347
Mesa Laboratories, Inc.	7,340	1,219,981
Orthofix Medical, Inc.(a)	80,440	1,651,433
Shockwave Medical, Inc.(a)	12,750	2,621,528
STAAR Surgical Co.(a)	25,550	1,240,197

		21,736,912

Health Care Providers & Services – 2.7%
AMN Healthcare Services, Inc.(a)	40,655	4,180,147
Chemed Corp.	6,855	3,498,998
ModivCare, Inc.(a)	23,990	2,152,623
Option Care Health, Inc.(a)	109,720	3,301,475
Owens & Minor, Inc.(a)	41,540	811,276
Pediatrix Medical Group, Inc.(a)	158,170	2,350,406
Tenet Healthcare Corp.(a)	32,657	1,593,335

		17,888,260

Health Care Technology – 1.0%
Computer Programs & Systems, Inc.(a)	114,540	3,117,779
Health Catalyst, Inc.(a)	86,254	916,880
NextGen Healthcare, Inc.(a)	136,880	2,570,606

		6,605,265

Life Sciences Tools & Services – 1.7%
ICON PLC(a)	9,955	1,933,759
Medpace Holdings, Inc.(a)	26,932	5,720,626
NeoGenomics, Inc.(a)	55,720	514,853
Repligen Corp.(a)	10,136	1,716,126
Syneos Health, Inc.(a)	43,206	1,584,796

		11,470,160

Pharmaceuticals – 0.8%
Corcept Therapeutics, Inc.(a)	69,464	1,410,814
Harmony Biosciences Holdings, Inc.(a)	22,000	1,212,200
Intra-Cellular Therapies, Inc.(a)	48,530	2,568,208

		5,191,222

		103,679,865

Information Technology – 15.5%
Communications Equipment – 0.3%
Lumentum Holdings, Inc.(a)	33,110	1,727,348

Electronic Equipment, Instruments & Components – 5.0%
Allegro MicroSystems, Inc.(a)	115,920	3,479,918
Avnet, Inc.	80,980	3,367,148
Fabrinet(a)	24,738	3,171,906
Insight Enterprises, Inc.(a)	40,480	4,058,930
Jabil, Inc.	58,119	3,963,716
OSI Systems, Inc.(a)	36,832	2,928,881
Sanmina Corp.(a)	76,036	4,356,103
TD SYNNEX Corp.	28,633	2,711,831

Company	Shares	U.S. $ Value

TTM Technologies, Inc.(a)	254,330	$3,835,296
Vishay Intertechnology, Inc.	36,971	797,465

		32,671,194

IT Services – 2.7%
Concentrix Corp.	15,933	2,121,638
EVERTEC, Inc.	81,834	2,649,785
Maximus, Inc.	74,941	5,495,424
Perficient, Inc.(a)	42,026	2,934,676
TTEC Holdings, Inc.	29,680	1,309,778
WNS Holdings Ltd. (ADR)(a)	45,182	3,614,108

		18,125,409

Semiconductors & Semiconductor Equipment – 2.4%
Kulicke & Soffa Industries, Inc.	80,913	3,581,209
Lattice Semiconductor Corp.(a)	39,768	2,580,148
MACOM Technology Solutions Holdings, Inc.(a)	69,550	4,380,259
Onto Innovation, Inc.(a)	51,040	3,475,314
SMART Global Holdings, Inc.(a)	121,450	1,807,176

		15,824,106

Software – 5.1%
A10 Networks, Inc.	228,120	3,793,636
ACI Worldwide, Inc.(a)	134,100	3,084,300
Box, Inc. - Class A(a)	131,400	4,090,482
CommVault Systems, Inc.(a)	74,518	4,682,711
Consensus Cloud Solutions, Inc.(a)	26,223	1,409,749
Manhattan Associates, Inc.(a)	28,135	3,415,589
NCR Corp.(a)	82,459	1,930,365
Progress Software Corp.	71,561	3,610,252
Qualys, Inc.(a)	31,100	3,490,353
SPS Commerce, Inc.(a)	33,200	4,263,876

		33,771,313

		102,119,370

Consumer Discretionary – 11.0%
Auto Components – 1.4%
Dana, Inc.	144,590	2,187,647
Fox Factory Holding Corp.(a)	30,260	2,760,620
Goodyear Tire & Rubber Co. (The)(a)	265,580	2,695,637
Patrick Industries, Inc.	28,562	1,730,857

		9,374,761

Automobiles – 0.5%
Thor Industries, Inc.	21,957	1,657,534
Winnebago Industries, Inc.	28,686	1,511,752

		3,169,286

Diversified Consumer Services – 1.8%
Adtalem Global Education, Inc.(a)	108,280	3,843,940
Hillenbrand, Inc.	98,212	4,190,706

Company	Shares	U.S. $ Value

Perdoceo Education Corp.(a)	299,602	$4,164,468

		12,199,114

Hotels, Restaurants & Leisure – 3.2%
Churchill Downs, Inc.	16,630	3,516,081
Dine Brands Global, Inc.	49,470	3,195,762
Hilton Grand Vacations, Inc.(a)	86,970	3,351,824
Marriott Vacations Worldwide Corp.	22,896	3,081,573
Papa John’s International, Inc.	42,000	3,457,020
Planet Fitness, Inc. - Class A(a)	31,473	2,480,072
Travel & Leisure Co.	57,381	2,088,668

		21,171,000

Household Durables – 1.2%
KB Home	93,200	2,968,420
Taylor Morrison Home Corp.(a)	169,641	5,148,604

		8,117,024

Leisure Products – 0.2%
MasterCraft Boat Holdings, Inc.(a)	48,685	1,259,481

Specialty Retail – 0.8%
Citi Trends, Inc.(a)	69,370	1,836,918
Murphy USA, Inc.	6,123	1,711,623
Sally Beauty Holdings, Inc.(a)	138,400	1,732,768

		5,281,309

Textiles, Apparel & Luxury Goods – 1.9%
Carter’s, Inc.	30,000	2,238,300
Crocs, Inc.(a)	42,522	4,610,660
Deckers Outdoor Corp.(a)	6,260	2,498,742
Oxford Industries, Inc.	31,845	2,967,317

		12,315,019

		72,886,994

Energy – 7.4%
Energy Equipment & Services – 2.1%
Cactus, Inc. - Class A	48,160	2,420,522
ChampionX Corp.	160,010	4,638,690
Helmerich & Payne, Inc.	28,580	1,416,711
Oceaneering International, Inc.(a)	129,500	2,264,955
Patterson-UTI Energy, Inc.	195,790	3,297,103

		14,037,981

Oil, Gas & Consumable Fuels – 5.3%
Antero Resources Corp.(a)	75,490	2,339,435
Chord Energy Corp.	30,780	4,211,012
Civitas Resources, Inc.	42,250	2,447,543
HF Sinclair Corp.	65,982	3,423,806
Magnolia Oil & Gas Corp. - Class A	186,550	4,374,597
Matador Resources Co.	85,410	4,888,868
Ovintiv, Inc. (New York)	69,830	3,541,079
PBF Energy, Inc. - Class A	117,970	4,810,817
PDC Energy, Inc.	55,930	3,550,436

Company	Shares	U.S. $ Value

Teekay Tankers Ltd. - Class A(a)	46,995	$1,447,916

		35,035,509

		49,073,490

Real Estate – 5.4%
Equity Real Estate Investment Trusts (REITs) – 4.9%
Alexander & Baldwin, Inc.	171,509	3,212,364
Apple Hospitality REIT, Inc.	241,860	3,816,551
Armada Hoffler Properties, Inc.	173,950	2,000,425
CareTrust REIT, Inc.	75,347	1,399,947
Cousins Properties, Inc.	48,306	1,221,659
First Industrial Realty Trust, Inc.	49,856	2,406,050
Healthcare Realty Trust, Inc.	106,430	2,050,906
Industrial Logistics Properties Trust	96,380	315,163
NexPoint Residential Trust, Inc.	49,210	2,141,619
Physicians Realty Trust	110,792	1,603,160
RLJ Lodging Trust	293,659	3,109,849
Sabra Health Care REIT, Inc.	207,190	2,575,372
STAG Industrial, Inc.	91,124	2,944,216
Terreno Realty Corp.	35,224	2,003,189
VICI Properties, Inc.	51,757	1,676,927

		32,477,397

Real Estate Management & Development – 0.5%
Anywhere Real Estate, Inc.(a)	205,091	1,310,531
RE/MAX Holdings, Inc. - Class A	95,093	1,772,534

		3,083,065

		35,560,462

Materials – 3.8%
Chemicals – 1.6%
AdvanSix, Inc.	86,330	3,282,266
Huntsman Corp.	107,875	2,964,405
Innospec, Inc.	25,680	2,641,445
Orion Engineered Carbons SA	73,990	1,317,762

		10,205,878

Metals & Mining – 1.4%
B2Gold Corp.	436,440	1,558,091
Commercial Metals Co.	73,232	3,537,106
Reliance Steel & Aluminum Co.	16,162	3,271,835
Schnitzer Steel Industries, Inc. - Class A	38,420	1,177,573

		9,544,605

Paper & Forest Products – 0.8%
Louisiana-Pacific Corp.	47,815	2,830,648
Sylvamo Corp.	55,810	2,711,808

		5,542,456

		25,292,939

Consumer Staples – 2.8%
Food & Staples Retailing – 0.7%
Grocery Outlet Holding Corp.(a)	79,900	2,332,281

Company	Shares	U.S. $ Value

Village Super Market, Inc. - Class A	104,068	$2,423,744

		4,756,025

Food Products – 1.9%
Cal-Maine Foods, Inc.	45,210	2,461,684
Hain Celestial Group, Inc. (The)(a)	199,745	3,231,874
John B Sanfilippo & Son, Inc.	39,555	3,216,613
Nomad Foods Ltd.(a)	194,110	3,346,456

		12,256,627

Personal Products – 0.2%
USANA Health Sciences, Inc.(a)	27,150	1,444,380

		18,457,032

Utilities – 2.7%
Electric Utilities – 1.7%
ALLETE, Inc.	72,710	4,690,522
IDACORP, Inc.	28,340	3,056,469
Portland General Electric Co.	76,410	3,744,090

		11,491,081

Gas Utilities – 0.4%
Chesapeake Utilities Corp.	21,720	2,566,870

Multi-Utilities – 0.6%
NorthWestern Corp.	60,435	3,586,213

		17,644,164

Communication Services – 1.3%
Entertainment – 0.2%
IMAX Corp.(a)	61,810	906,134

Interactive Media & Services – 0.5%
Ziff Davis, Inc.(a)	43,809	3,465,292

Media – 0.6%
Nexstar Media Group, Inc. - Class A	22,398	3,920,322

		8,291,748

Total Common Stocks (cost $549,449,399)		655,522,833

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(b) (c) (d) (cost $9,110,279)	9,110,279	9,110,279

				U.S. $ Value

Total Investments – 100.7% (cost $558,559,678)(e)				$664,633,112
Other assets less liabilities – (0.7)%				(4,894,515)

Net Assets – 100.0%				$659,738,597

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts
E-Mini Russell 2000 Futures	160	March 2023	$14,167,200	$(325,459)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $169,590,297 and gross unrealized depreciation of investments was $(63,842,322), resulting in net unrealized appreciation of $105,747,975.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$655,522,833	$—	$—	$655,522,833
Short-Term Investments	9,110,279	—	—	9,110,279

Total Investments in Securities	664,633,112	—	—	664,633,112
Other Financial Instruments(b):
Assets	—	—	—	—
Liabilities:
Futures	(325,459)	—	—	(325,459)

Total	$664,307,653	$—	$—	$664,307,653

(a)	See Schedule of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,374	$25,132	$17,396	$9,110	$40